Interest and Other (Expense) Income, Net	12 Months Ended
Sep. 30, 2018
Other Income and Expenses [Abstract]
Interest and Other (Expense) Income, Net

Note 15 — Interest and other (expense) income, net

Interest and other (expense) income, net, consists of the following:

	Year Ended September 30,
	2018	2017	2016
Interest income	$6,602	$7,972	$6,815
Interest expense	(2,764)	(1,600)	(1,667)
Foreign exchange loss	(6,173)	(8,246)	(1,998)
Other, net	(4,431)	(2,547)	(1,593)

	$(6,766)	$(4,421)	$1,557